Significant Accounting Policies and Practices - Schedule of Consolidated Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 23, 2025	Nov. 27, 2024	Jul. 26, 2024
Jerrick Ventures LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware	100%
Company Ownership Interest	100.00%	100.00%
Abacus Tech Pty Ltd [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Australia	Australia	100%
Company Ownership Interest	100.00%	100.00%
OG Collection, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware	89%
Company Ownership Interest	41.50%	41.50%			1.50%
Vocal, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada	100%
Company Ownership Interest	41.80%	41.80%			1.70%
S96 NYC, LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York	New York
Company Ownership Interest	100.00%	100.00%				100.00%
Flewber, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York
Company Ownership Interest	90.00%			10.00%
Flewber Global, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Ponderosa Air, LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York
Company Ownership Interest	100.00%